UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Edgewood Management LLC

Address:  535 Madison Ave., 15th Floor
          New York, New York 10022


13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fausto Rotundo
Title:  Chief Financial Officer
Phone:  (212) 652-9100


Signature, Place and Date of Signing:

/s/ Fausto Rotundo             New York, New York           February 13, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:      $6,536,790
                                             (thousands)


List of Other Included Managers:  NONE


                                                   FORM 13F INFORMATION TABLE
                                                     Edgewood Management LLC
                                                       December 31, 2012


COL 1                          COL 2            COL 3       COL 4           COL 5         COL 6       COL 7            COL 8

                               TITLE                        VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MGRS    SOLE   SHARED  NONE
--------------                 --------         -----       --------  -------   --- ----  ----------  ----    ----   ------  -----
3M CO                          COM              88579Y101    75,853     816,945 SH        SOLE        NONE      816,945            -
ABBOTT LABS                    COM              002824100     7,584     115,780 SH        SOLE        NONE      115,780            -
ALLERGAN INC                   COM              018490102   171,852   1,873,459 SH        SOLE        NONE    1,822,470       50,989
AMAZON COM INC                 COM              023135106   322,136   1,284,076 SH        SOLE        NONE    1,248,921       35,155
AMERICAN TOWER CORP NEW        COM              03027X100   311,716   4,034,112 SH        SOLE        NONE    3,923,417      110,695
AMPHENOL CORP NEW              CL A             032095101       958      14,800 SH        SOLE        NONE       14,800            -
APPLE INC                      COM              037833100   325,845     612,292 SH        SOLE        NONE      595,982      16,310
BANK NEW YORK MELLON CORP      COM              064058100     2,712     105,531 SH        SOLE        NONE      105,531            -
BERKSHIRE HATHAWAY INC DEL     CL A             084670108       402           3 SH        SOLE        NONE            3            -
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702       989      11,021 SH        SOLE        NONE       11,021            -
BLACKROCK MUNIHLDGS NY QLTY    COM              09255C106       298      18,425 SH        SOLE        NONE       18,425            -
BLACKROCK MUNIYIELD NY QLTY    COM              09255E102       193      12,770 SH        SOLE        NONE       12,770            -
BLACKROCK N Y MUN INCOME TR    SH BEN INT       09248L106       388      23,500 SH        SOLE        NONE       23,500            -
CELGENE CORP                   COM              151020104   350,981   4,472,808 SH        SOLE        NONE    4,350,653      122,155
CHEVRON CORP NEW               COM              166764100     2,391      22,113 SH        SOLE        NONE       22,113            -
CHIPOTLE MEXICAN GRILL INC     COM              169656105   318,867   1,071,967 SH        SOLE        NONE    1,040,637       31,330
CHUBB CORP                     COM              171232101       444       5,900 SH        SOLE        NONE        5,900            -
CINCINNATI FINL CORP           COM              172062101       353       9,012 SH        SOLE        NONE        9,012            -
CISCO SYS INC                  COM              17275R102     2,129     108,347 SH        SOLE        NONE      108,347            -
CME GROUP INC                  COM              12572Q105   248,582   4,905,898 SH        SOLE        NONE    4,769,718      136,180
COACH INC                      COM              189754104   278,290   5,013,333 SH        SOLE        NONE    4,873,376      139,957
COCA COLA CO                   COM              191216100     2,017      55,652 SH        SOLE        NONE       55,652            -
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102   450,697   6,100,206 SH        SOLE        NONE    5,930,746      169,460
COLGATE PALMOLIVE CO           COM              194162103    49,087     469,550 SH        SOLE        NONE      469,550            -
CROWN CASTLE INTL CORP         COM              228227104       314       4,350 SH        SOLE        NONE        4,350            -
DIRECTV                        COM              25490A309       201       4,000 SH        SOLE        NONE        4,000            -
DOLLAR TREE INC                COM              256746108       239       5,901 SH        SOLE        NONE        5,901            -
DUKE ENERGY CORP NEW           COM NEW          26441C204       422       6,610 SH        SOLE        NONE        6,610            -
EATON VANCE TX ADV GLBL DIV    COM              27828S101       231      17,000 SH        SOLE        NONE       17,000            -
ECOLAB INC                     COM              278865100   217,253   3,021,596 SH        SOLE        NONE    2,934,593       87,003
EDWARDS LIFESCIENCES CORP      COM              28176E108       221       2,455 SH        SOLE        NONE        2,455            -
EMERSON ELEC CO                COM              291011104     1,019      19,250 SH        SOLE        NONE       19,250            -
ENERGY TRANSFER EQUITY L P     COM UT LTD PTN   29273V100       242       5,324 SH        SOLE        NONE            -        5,324
EQUIFAX INC                    COM              294429105       359       6,631 SH        SOLE        NONE        6,631            -
EXXON MOBIL CORP               COM              30231G102    11,647     134,574 SH        SOLE        NONE      132,074      2,500
FREEPORT-MCMORAN COPPER & GO   COM              35671D857       490      14,319 SH        SOLE        NONE       14,319            -
GENERAL ELECTRIC CO            COM              369604103       346      16,500 SH        SOLE        NONE       12,500        4,000
GILEAD SCIENCES INC            COM              375558103   125,614   3,420,404 SH        SOLE        NONE    3,330,586       89,818
GOOGLE INC                     CL A             38259P508   360,056     508,999 SH        SOLE        NONE      495,168       13,831
HOME DEPOT INC                 COM              437076102       611       9,882 SH        SOLE        NONE        9,882            -
HSBC HLDGS PLC                 ADR A 1/40PF A   404280604       300      12,000 SH        SOLE        NONE       12,000            -
IHS INC                        CL A             451734107   299,221   3,116,886 SH        SOLE        NONE    3,031,250       85,636
ILLUMINA INC                   COM              452327109   320,573   5,766,737 SH        SOLE        NONE    5,607,723      159,014
INTERNATIONAL BUSINESS MACHS   COM              459200101       657       3,430 SH        SOLE        NONE        3,430            -
INTUITIVE SURGICAL INC         COM NEW          46120E602   282,256     575,597 SH        SOLE        NONE      560,477       15,120
ISHARES TR                     DJ SEL DIV INX   464287168     7,352     128,440 SH        SOLE        NONE      128,440            -
JPMORGAN CHASE & CO            COM              46625H100       564      12,827 SH        SOLE        NONE       12,827            -
JOHNSON & JOHNSON              COM              478160104     5,354      76,372 SH        SOLE        NONE       76,372            -
KELLOGG CO                     COM              487836108       257       4,600 SH        SOLE        NONE        4,600            -
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     5,904      73,989 SH        SOLE        NONE       73,989            -
LILLY ELI & CO                 COM              532457108       247       5,000 SH        SOLE        NONE        5,000            -
MEAD JOHNSON NUTRITION CO      COM              582839106   219,523   3,331,652 SH        SOLE        NONE    3,235,521       96,131
MERCK & CO INC NEW             COM              58933Y105       246       6,000 SH        SOLE        NONE        6,000            -
MONSANTO CO NEW                COM              61166W101       291       3,077 SH        SOLE        NONE        3,077            -
NEXTERA ENERGY INC             COM              65339F101       477       6,900 SH        SOLE        NONE        6,900            -
NUANCE COMMUNICATIONS INC      COM              67020Y100       207       9,276 SH        SOLE        NONE        9,276            -
PEPSICO INC                    COM              713448108     6,170      90,168 SH        SOLE        NONE       87,668        2,500
PFIZER INC                     COM              717081103     3,035     121,033 SH        SOLE        NONE      121,033            -
PHILIP MORRIS INTL INC         COM              718172109       209       2,500 SH        SOLE        NONE        2,500            -
POWERSHARES GLOBAL ETF TRUST   AGG PFD PORT     73936T565       235      16,000 SH        SOLE        NONE       16,000            -
PPG INDS INC                   COM              693506107       467       3,450 SH        SOLE        NONE        3,450            -
PRAXAIR INC                    COM              74005P104   171,237   1,564,526 SH        SOLE        NONE    1,520,231       44,295
PROCTER & GAMBLE CO            COM              742718109       504       7,420 SH        SOLE        NONE        7,420            -
QUALCOMM INC                   COM              747525103   326,459   5,277,423 SH        SOLE        NONE    5,137,787      139,636
REGENCY CTRS CORP              COM              758849103       471      10,000 SH        SOLE        NONE       10,000            -
ROYAL DUTCH SHELL PLC          SPON ADR B       780259107       211       2,980 SH        SOLE        NONE        2,980            -
SCHWAB CHARLES CORP NEW        COM              808513105       202      14,054 SH        SOLE        NONE       14,054            -
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886     5,650     161,614 SH        SOLE        NONE      161,614            -
SNAP ON INC                    COM              833034101       328       4,150 SH        SOLE        NONE        4,150            -
SPDR S&P 500 ETF TR            TR UNIT          78462F103     2,613      18,346 SH        SOLE        NONE       18,346            -
STARBUCKS CORP                 COM              855244109       237       4,426 SH        SOLE        NONE        4,426            -
SYSCO CORP                     COM              871829107     3,013      95,168 SH        SOLE        NONE       95,168            -
PRICE T ROWE GROUP INC         COM              74144T108   339,021   5,206,330 SH        SOLE        NONE    5,047,929      158,401
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827       202       2,500 SH        SOLE        NONE        2,500            -
VERIZON COMMUNICATIONS INC     COM              92343V104       595      13,750 SH        SOLE        NONE       13,750            -
VERTEX PHARMACEUTICALS INC     COM              92532F100     2,366      56,463 SH        SOLE        NONE       56,463            -
VIACOM INC NEW                 CL A             92553P102       434       8,000 SH        SOLE        NONE        8,000            -
VIACOM INC NEW                 CL B             92553P201   254,539   4,826,308 SH        SOLE        NONE    4,694,058      132,250
VISA INC                       COM CL A         92826C839   391,969   2,585,889 SH        SOLE        NONE    2,516,058       69,831
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     2,873     114,069 SH        SOLE        NONE      114,069            -
YUM BRANDS INC                 COM              988498101   236,289   3,558,576 SH        SOLE        NONE    3,458,195      100,381


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